Expense Example	Dec. 22, 2025 USD ($)
T. Rowe Price Asia Opportunities Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,973
T. Rowe Price Asia Opportunities Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	1,547
T. Rowe Price Asia Opportunities Fund - Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	2,031
Expense Example, with Redemption, 5 Years	3,762
Expense Example, with Redemption, 10 Years	7,440
T. Rowe Price China Evolution Equity Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	999
Expense Example, with Redemption, 10 Years	2,325
T. Rowe Price China Evolution Equity Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,921
T. Rowe Price Global Impact Equity Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	586
Expense Example, with Redemption, 5 Years	1,102
Expense Example, with Redemption, 10 Years	2,521
T. Rowe Price Global Impact Equity Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	994
Expense Example, with Redemption, 10 Years	$ 2,297